Note 10 - Segmented Information - Geographic Information (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 15,094,413	$ 12,477,791	$ 7,191,122
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	13,336,387	10,771,334	5,746,320
United States 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,758,026	$ 1,706,457	$ 1,444,802